Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000258071 [Member]
Shareholder Report [Line Items]
Fund Name	Amplius Aggressive Asset Allocation ETF
Class Name	Amplius Aggressive Asset Allocation ETF
Trading Symbol	AAAA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Amplius Aggressive Asset Allocation ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.ampliusetfs.com. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.ampliusetfs.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.ampliusetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 278,318,982
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 643,488
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$278,318,982	Fund Advisory Fees	$643,488
# of Portfolio Holdings	46	Fees Waived and/or Expenses Reimbursed	$(155,961)
Portfolio Turnover Rate*	25%	Net Fund Advisory Fees Paid	$487,527
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Domestic ETFs	36.6%
International ETFs	21.7%
Treasury ETFs	18.4%
Information Technology	6.9%
Financials	2.6%
Communication Services	2.5%
Consumer Discretionary	2.5%
Health Care	1.7%
Industrials	1.6%
Fixed Income ETFs	1.2%
Consumer Staples	0.8%
Energy	0.8%
Utilities	0.8%
Real Estate	0.8%
Materials	0.8%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares S&P 100 ETF	10.4%
Invesco QQQ Trust Series 1	9.1%
iShares Core MSCI Emerging Markets ETF	7.3%
iShares Core MSCI EAFE ETF	7.2%
iShares 1-3 Year Treasury Bond ETF	6.2%
iShares 0-3 Month Treasury Bond ETF	6.2%
iShares 0-5 Year TIPS Bond ETF	6.1%
iShares Core S&P Small-Cap ETF	5.7%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard Total World Stock ETF	3.2%